Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Advisors' Inner Circle Fund III
Entity Central Index Key	0001593547
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
C000226322
Shareholder Report [Line Items]
Fund Name	Democracy International Fund
Class Name	Democracy International Fund
Trading Symbol	DMCY
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Additional Information [Text Block]	This annual shareholder report contains important information about the Democracy International Fund (the "Fund") for the period from January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.democracyinvestments.com/fund. You can also request this information by contacting us at 1-877-776-3629.
Additional Information Phone Number	1-877-776-3629
Additional Information Website	https://www.democracyinvestments.com/fund
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Democracy International Fund	$175	1.53%

Expenses Paid, Amount	$ 175
Expense Ratio, Percent	1.53%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The Fund seeks to track the total return performance, before fees and expenses, of the Democracy Investments International Index. During the fiscal year ended December 31, 2025, the Fund delivered strong performance amid a favorable environment for international equities outside the U.S.

Key factors that materially affected the Fund's performance in 2025 included:

• Robust global equity markets, particularly in developed and emerging international regions, driven by economic recovery, moderating inflation, and supportive monetary policies in key markets like Europe, Japan, and parts of Asia.

• Strong contributions from allocations to higher-democracy-scoring countries and regions (e.g., Pacific developed markets via holdings like Vanguard FTSE Pacific ETF, Japan via iShares MSCI Japan ETF, and emerging markets with democratic tilts), which benefited from solid corporate earnings growth, technology sector strength (e.g., exposure to companies like ASML), and resilient consumer and financial sectors.

• The Fund's democracy-weighted methodology provided a slight edge in periods where democratic nations outperformed authoritarian counterparts, aligning with broader market trends favoring stable governance environments amid geopolitical uncertainties.

• Partial offsets from underweights in certain authoritarian-leaning emerging markets, which experienced volatility but were limited in impact due to the index's design.

Overall, international developed and emerging equities posted solid gains in 2025, with the Fund's calendar-year total return (NAV basis) of approximately 28.52% reflecting effective tracking of the Index and capturing upside from global growth themes.

Performance (as of December 31, 2025, based on NAV)

The table below shows the Fund's average annual total returns for periods ended December 31, 2025. Returns reflect reinvestment of dividends and capital gains distributions, net of fees.

• 1-Year: 28.52% (calendar year 2025 return)

• 3-Year: Approximately 16.06% (annualized, incorporating prior years' data)

• Since Inception (March 31, 2021): Approximately 42.42% cumulative (or annualized equivalent based on period length)

• (Note: 5-Year and 10-Year periods are not fully applicable due to the Fund's inception in 2021; longer-term returns would be 0.00% in standard tables until those periods complete.)

For comparison, the Fund's performance closely tracked its benchmark, the Democracy Investments International Index, with minor variations due to fees (net expense ratio 0.50%) and representative sampling. It performed in line with or slightly ahead of the broader Foreign Large Blend category average in 2025 (category ~30.40% for the year).

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Democracy International Fund	MSCI ACWI ex USA Index (USD) (NR)Footnote Reference*Footnote Reference†	Democracy Investments International Index (USD) (NR)Footnote Reference†	Solactive GBS Gbl Mkts ex US Large & Mid Cap	FTSE All-World Ex US Index (USD) (TR)Footnote Reference‡Footnote Reference§
Mar/21	$10,000	$10,000	$10,000	$10,000	$10,000
Dec/21	$10,649	$10,418	$10,592	$10,406	$10,472
Dec/22	$9,111	$8,751	$9,005	$8,776	$8,878
Dec/23	$10,672	$10,118	$10,621	$10,164	$10,316
Dec/24	$10,960	$10,678	$11,147	$10,734	$10,949
Dec/25	$14,086	$14,136	$14,713	$14,158	$14,518

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	Annualized Since Inception
Democracy International Fund	28.52%	7.47%
MSCI ACWI ex USA Index (USD) (NR)Footnote Reference*Footnote Reference†	32.39%	7.55%
Democracy Investments International Index (USD) (NR)Footnote Reference†	31.99%	8.46%
Solactive GBS Gbl Mkts ex US Large & Mid Cap	31.91%	7.58%
FTSE All-World Ex US Index (USD) (TR)Footnote Reference‡Footnote Reference§	32.60%	8.15%

No Deduction of Taxes [Text Block]	The table and graph presented do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 10,747,431
Holdings Count | Holding	197
Advisory Fees Paid, Amount	$ 36,916
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of December 31, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$10,747,431	197	$36,916	0%

Holdings [Text Block]

Asset/Country WeightingsFootnote Reference*

Value	Value
Other Countries	11.6%
Sweden	2.7%
India	2.8%
Netherlands	2.9%
Taiwan	4.4%
Australia	4.7%
Japan	5.3%
Switzerland	6.4%
France	6.6%
Germany	6.9%
Canada	8.2%
United Kingdom	9.6%
Exchange-Traded Funds	28.4%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Vanguard FTSE Pacific ETF	20.2%
Vanguard FTSE Emerging Markets ETF	8.2%
iShares MSCI Japan ETF	5.3%
iShares MSCI Australia ETF	4.5%
iShares MSCI Taiwan ETF	4.4%
iShares MSCI India ETF	2.8%
ASML Holding	1.9%
HSBC Holdings PLC	1.1%
SAP	1.1%
Roche Holding	1.1%

Material Fund Change [Text Block]

Material Fund Changes

On January 26, 2026, the Board of Trustees of The Advisors' Inner Circle Fund III, at the recommendation of Democracy Investment Management LLC (the "Adviser") approved a plan of liquidation providing for the liquidation of the Fund's assets and distribution of the net proceeds pro rata to the Fund's shareholders. In connection therewith, the Fund closed to investment from new and existing shareholders effective immediately. The Fund ceased operations and liquidated on February 23, 2026.

Updated Prospectus Phone Number	1-877-776-3629
Updated Prospectus Web Address	https://www.democracyinvestments.com/fund